Schedule of analysis of the loans and financings, by currency (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jul. 09, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Current	$ 46,713		$ 146,002
Non-current	1,652,602		1,878,312
Loans and financings	1,699,315	$ 102,042	2,024,314	$ 1,508,557
United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Current	20,281
Non-current	1,406,681
Loans and financings	1,426,962		1,569,942
Brazil, Brazil Real
Disclosure of detailed information about borrowings [line items]
Current	25,073
Non-current	245,498
Loans and financings	270,571		451,634
Other currencies [member]
Disclosure of detailed information about borrowings [line items]
Current	1,359
Non-current	423
Loans and financings	$ 1,782		$ 2,738